ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       LAW AND REGULATION DEPARTMENT
                           3100 SANDERS ROAD, J5B
                         NORTHBROOK, ILLINOIS 60062

Laura C. Matuszak                            Direct Dial Number (847) 402-7383
Law Assistant                                         Facsimile (847) 402-3781


                              January 3, 1997

 VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE: Allstate Life Of New York Variable Annuity Account II Filing of Investment Company Prospectuses (Rule 497) Registration No. 033-35445

Dear Sir or Madam:

The Securities Act of 1933, Reg. Section 230.497, requires Investment Companies filing on Form N-4, of the Investment Company Act of 1940, to file the Prospectus and Statement of Additional Information, with the Securities and Exchange Commission, in the exact form used, within five days after the effective date of a registration statement. In lieu of filing under paragraph
(b) or (c) of Reg. Section 230.497, the Registrant, Allstate Life of New York Variable Annuity Account II files this certification pursuant to paragraph (j) of Reg. Section 230.497:

       (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. Section 230.497 does not differ from that contained in the most recent registration statement or amendment, and

       (2) the text of the most recent registration statement or amendment has been filed electronically.

Please contact myself at (847)402-7383, if you have any questions or comments. Thank you for your consideration of this matter.

Very truly yours,


/s/LAURA C. MATUSZAK
Laura C. Matuszak
Law Assistant